Tax - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018 [1]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	$ 6,324	$ 7,353
Liabilities	(3,630)	(2,813)
Deferred tax asset (liability)	2,694	4,540
IFRS 9 transitional adjustment		406
Income statement	(670)	(1,024)
Other comprehensive income	(532)	(890)
Equity	(23)	29
Foreign exchange and other adjustments	(44)	39
Deferred tax asset (liability)	1,831	2,694
Assets	5,148	6,324
Liabilities	(3,317)	(3,630)
Deferred tax assets	4,450	4,676	$ 4,714
Deferred tax liabilities	2,619	1,982	$ 1,614
Loan impairment provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	713	950
Deferred tax asset (liability)	713	950
IFRS 9 transitional adjustment		358
Income statement	(72)	(235)
Other comprehensive income		3
Foreign exchange and other adjustments	(17)	(5)
Deferred tax asset (liability)	982	713
Assets	982	713
Unused tax losses and tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	1,373	2,212
Deferred tax asset (liability)	1,373	2,212
IFRS 9 transitional adjustment		0
Income statement	(203)	(873)
Other comprehensive income		(6)
Foreign exchange and other adjustments	(14)	40
Deferred tax asset (liability)	1,156	1,373
Assets	1,156	1,373
Derivatives, FVOD and other investments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	1,282	1,441
Liabilities	(93)	(274)
Deferred tax asset (liability)	1,189	1,167
IFRS 9 transitional adjustment		(411)
Income statement	51	(397)
Other comprehensive income	(722)	368
Foreign exchange and other adjustments	9	51
Deferred tax asset (liability)	116	1,189
Assets	492	1,282
Liabilities	(376)	(93)
Insurance business
Reconciliation of changes in deferred tax liability (asset) [abstract]
Liabilities	(1,182)	(1,170)
Deferred tax asset (liability)	(1,182)	(1,170)
IFRS 9 transitional adjustment		0
Income statement	(104)	12
Foreign exchange and other adjustments	15	(24)
Deferred tax asset (liability)	(1,271)	(1,182)
Liabilities	(1,271)	(1,182)
Expense provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	643	893
Deferred tax asset (liability)	643	893
IFRS 9 transitional adjustment		0
Income statement	19	(269)
Other comprehensive income		0
Foreign exchange and other adjustments	(33)	19
Deferred tax asset (liability)	629	643
Assets	629	643
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	2,313	1,857
Liabilities	(2,355)	(1,369)
Deferred tax asset (liability)	(42)	488
IFRS 9 transitional adjustment		459
Income statement	(361)	738
Other comprehensive income	190	(1,255)
Equity	(23)	29
Foreign exchange and other adjustments	(4)	(42)
Deferred tax asset (liability)	219	(42)
Assets	1,889	2,313
Liabilities	$ (1,670)	$ (2,355)

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.